Accounting Policies - Summary of Probability Weights Applied for Each Scenario of Expected Credit Losses Allowance (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of probability weightings of scenarios [line items]
ECL	£ 807
Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	789
Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
ECL	18
Upside 2 [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	554
Upside 1 [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	596
Base case [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	648
Base case [member] | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
ECL	17
Downside 1 [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	843
Downside 2 [member] | Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of probability weightings of scenarios [line items]
ECL	1,930
Downside [member] | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
ECL	27
Upside [member] | Corporate and investment banking [member]
Disclosure of probability weightings of scenarios [line items]
ECL	£ 8